Charter arrangements, Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Vessel Counterparty	Dec. 31, 2018 USD ($) Vessel Counterparty	Dec. 31, 2017 Vessel Counterparty
Charter arrangements [Abstract]
Deferred shipping revenues | $	$ 930	$ 0
Concentration of Risk [Abstract]
Number of vessels	27	27	26
Number of counterparties | Counterparty	4	4	4
Time Charters [Member]
Concentration of Risk [Abstract]
Number of vessels	5	5	6
Spot Market [Member]
Concentration of Risk [Abstract]
Number of vessels	22	22	20